Shareholder Report, Line Graph (Details) WE0000000002522A_Dimensional Emerging Markets High Profitability ETF_Single_TSR Annual {Single} - USD ($)					12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Apr. 26, 2022	Oct. 31, 2025
Dimensional Emerging Markets High Profitability ETF
Account Value [Line Items]
Line Graph and Table Measure Name					Dimensional Emerging Markets High Profitability ETF – NAV
Accumulated Value	$ 10,925	$ 9,115	$ 7,947	$ 10,000	$ 13,870
MSCI Emerging Markets Index (net div.)
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI Emerging Markets Index (net div.)
Accumulated Value	$ 11,443	$ 9,131	$ 8,241	$ 10,000	$ 14,637